Operating segments (Tables)	12 Months Ended
Dec. 31, 2017
Operating segments (Tables) [Abstract]
Information by operating segment, reviewed

Information by operating segment, reviewed by the Organization and corresponding to the years 2017, 2016 and 2015, is shown below:

	R$ thousand
	Year ended December 31, 2017
	Banking	Insurance, pension and capitalization bonds	Other operations (1), adjustments and eliminations	Total

Net interest income	46,997,327	1,857,926	1,787,660	50,642,913
Net fee and commission income	24,143,561	787,014	(2,181,747)	22,748,828
Net gains/(losses) on financial instruments classified as held for trading	6,011,351	3,641,626	(29,869)	9,623,108
Net gains/(losses) on financial instruments classified as available for sale	(685,560)	713,425	542,493	570,358
Net gain / (loss) on held-to-maturity investments	(54,520)	-	-	(54,520)
Net gains/(losses) on foreign currency transactions	1,422,957	-	-	1,422,957
Net income from insurance and pension plans	-	6,239,990	-	6,239,990
Other operating income/(loss)	6,694,228	10,595,041	512,624	17,801,893
Impairment of loans and advances	(17,895,929)	-	1,035,094	(16,860,835)
Personnel expenses	(19,261,590)	(1,589,077)	127,402	(20,723,265)
Other administrative expenses	(17,175,352)	(1,391,439)	1,684,330	(16,882,461)
Depreciation and amortization	(5,555,033)	(393,618)	1,380,083	(4,568,568)
Other operating income/(expenses)	(9,282,411)	(889,065)	38,119	(10,133,357)
Other operating expense	(69,170,315)	(4,263,199)	4,265,028	(69,168,486)
Income before income taxes and share of profit of associates and joint ventures	8,664,801	8,976,782	4,383,565	22,025,148
Share of profit of associates and joint ventures	1,497,268	217,035	4,108	1,718,411
Income before income taxes	10,162,069	9,193,817	4,387,673	23,743,559
Income tax and social contribution	(887,289)	(4,156,153)	(1,385,514)	(6,428,956)
Net income for the year	9,274,780	5,037,664	3,002,159	17,314,603
Attributable to controlling shareholders	9,272,962	4,812,425	3,003,977	17,089,364
Attributable to non-controlling interest	1,818	225,239	(1,818)	225,239
Total assets	988,063,541	295,699,951	(59,410,052)	1,224,353,440
Investments in associates and joint ventures	6,364,246	1,847,099	46,039	8,257,384
Total liabilities	875,887,257	257,329,282	(26,556,803)	1,106,659,736

	R$ thousand
	Year ended December 31, 2016
	Banking	Insurance, pension and capitalization bonds	Other operations (1), adjustments and eliminations	Total

Net interest income	49,156,109	5,374,229	2,132,651	56,662,989
Net fee and commission income	20,696,785	651,482	(1,007,216)	20,341,051
Net gains/(losses) on financial instruments classified as held for trading	14,918,934	1,250,639	233,197	16,402,770
Net gains/(losses) on financial instruments classified as available for sale	(1,417,647)	805,051	(728,804)	(1,341,400)
Net gains/(losses) on foreign currency transactions	150,757	-	-	150,757
Net income from insurance and pension plans	-	4,155,763	-	4,155,763
Other operating income/(loss)	13,652,044	6,211,453	(495,607)	19,367,890
Impairment of loans and advances	(18,829,460)	-	3,479,182	(15,350,278)
Personnel expenses	(15,733,611)	(1,387,935)	117,763	(17,003,783)
Other administrative expenses	(14,979,689)	(1,331,349)	161,475	(16,149,563)
Depreciation and amortization	(3,786,599)	(365,656)	493,842	(3,658,413)
Other operating income/(expenses)	(14,421,152)	243,631	173,359	(14,004,162)
Other operating expense	(67,750,511)	(2,841,309)	4,425,621	(66,166,199)
Income before income taxes and Share of profit of associates and joint ventures	15,754,427	9,395,855	5,055,449	30,205,731
Share of profit of associates and joint ventures	1,538,058	168,691	(7,024)	1,699,725
Income before income taxes	17,292,485	9,564,546	5,048,425	31,905,456
Income tax and social contribution	(7,995,420)	(3,915,822)	(2,001,488)	(13,912,730)
Net income for the year	9,297,065	5,648,724	3,046,937	17,992,726
Attributable to controlling shareholders	9,293,766	5,550,662	3,049,821	17,894,249
Attributable to non-controlling interest	3,299	98,062	(2,884)	98,477
Total assets	921,916,290	266,642,197	3,471,169	1,192,029,656
Investments in associates and joint ventures	5,512,372	1,416,617	73,789	7,002,778
Total liabilities	821,182,152	266,143,979	(775,682)	1,086,550,449

	R$ thousand
	Year ended December 31, 2015
	Banking	Insurance, pension and capitalization bonds	Other operations (1), adjustments and eliminations	Total

Net interest income	46,934,849	5,973,694	2,727,499	55,636,042
Net fee and commission income	19,195,003	1,497,890	(2,872,223)	17,820,670
Net gains/(losses) on financial instruments classified as held for trading	(7,199,397)	(627,343)	(425,315)	(8,252,055)
Net gains/(losses) on financial instruments classified as available for sale	(370,947)	(353,679)	52,816	(671,810)
Net gains/(losses) on foreign currency transactions	(3,523,095)	-	-	(3,523,095)
Net income from insurance and pension plans	-	5,496,147	1,358	5,497,505
Other operating income/(loss)	(11,093,439)	4,515,125	(371,141)	(6,949,455)
Impairment of loans and advances	(16,479,985)	-	1,758,833	(14,721,152)
Personnel expenses	(13,103,515)	(1,217,211)	262,679	(14,058,047)
Other administrative expenses	(13,076,913)	(1,137,706)	492,649	(13,721,970)
Depreciation and amortization	(2,752,946)	(321,462)	132,405	(2,942,003)
Other operating income/(expenses)	(11,726,387)	(963,525)	(298,641)	(12,988,553)
Other operating expense	(57,139,746)	(3,639,904)	2,347,925	(58,431,725)
Income before income taxes and Share of profit of associates and joint ventures	(2,103,333)	8,346,805	1,832,060	8,075,532
Share of profit of associates and joint ventures	1,358,047	166,865	3,139	1,528,051
Income before income taxes	(745,286)	8,513,670	1,835,199	9,603,583
Income tax and social contribution	12,621,169	(3,192,918)	(793,929)	8,634,322
Net income for the year	11,875,883	5,320,752	1,041,270	18,237,905
Attributable to controlling shareholders	11,874,609	5,215,765	1,042,532	18,132,906
Attributable to non-controlling interest	1,274	104,987	(1,262)	104,999
Total assets	894,579,942	209,789,872	(77,666,292)	1,026,703,522
Investments in associates and joint ventures	4,479,642	1,255,326	80,357	5,815,325
Total liabilities	804,576,173	188,809,573	(57,596,986)	935,788,760

(1)  Other operation represents less than 1% of total assets/liabilities and the net income for the year. The main adjustments from the information disclosed in segments columns are related to the difference between the IFRS and the Segment Report Information as impairment for loans and advance and effective interest rate.